Government Grant Liabilities (Details) - Schedule of Government Grant Liabilities - CAD ($)	9 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Schedule Of Government Grant Liabilities Abstract
Balance	$ 1,468,296
Balance	1,654,595
Current	575,833
Non-current	1,078,762	$ 899,489
Accretion interest expense	198,033
Foreign exchange loss (gain)	$ (11,734)